UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick T. Brennan
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ Patrick T. Brennan              St. Helena, CA
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:   62
                                          -----------

Form 13F Information Table Value Total:    150,075
                                          -----------
                                          (thousands)

List of Other Included Managers:

NONE

AS OF 12/31/10                                        MARKET          TOTAL       12/31/10
NAME OF ISSUER     SYMBOL    CLASS      CUSIP          VALUE         SHARES         PRICE      DISCRETION     VOTING AUTH
-------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS       abt         com    00282410          $3,472          72466         $47.91     sole             none
AIR PRODS & CHEM  APD         com    00915810            $728           8000         $90.95     sole             none
BANK OF AMER CRP  BAC E       com    06050581          $1,274          69377         $18.36     sole             none
FRANKLIN RES INC  ben         com    35461310          $1,585          14252        $111.21     sole             none
BROWN-FORMAN -B   BF/B        com    11563720          $2,837          40755         $69.62     sole             none
SOTHEBY'S         bid         com    83589810          $2,021          44919         $45.00     sole             none
BANK NY MELLON    bk          com    06405810            $682          22595         $30.20     sole             none
BANCO LATINOAM-E  blx         com     2069485          $2,780         150599         $18.46     sole             none
BANK OF AMER CRP  BML L       com    06050558            $978          54861         $17.82     sole             none
BERKSHIRE HATH-A  BRK/A       com    08467010            $482              4    $120,450.00     sole             none
BERKSHIRE HATH-B  BRK/B       com    08467070            $953          11900         $80.11     sole             none
CATERPILLAR INC   cat         com    14912310          $3,423          36552         $93.66     sole             none
CBS CORP-B        cbs         com    12485720          $2,491         130762         $19.05     sole             none
COMPASS DIVERSIF  codi        com    20451Q10          $2,717         153569         $17.69     sole             none
CHEVRON CORP      cvx         com    16676410          $3,157          34600         $91.25     sole             none
DOMINION RES/VA   d           com    25746U10          $2,629          61541         $42.72     sole             none
WALT DISNEY CO    dis         com    25468710          $3,085          82237         $37.51     sole             none
CONS EDISON INC   ed          com    20911510            $262           5280         $49.57     sole             none
EQUIFAX INC       efx         com    29442910            $792          22237         $35.60     sole             none
EQUITY ONE INC    eqy         com    29475210          $2,284         125626         $18.18     sole             none
FIRSTENERGY CORP  fe          com    33793210            $256           6906         $37.02     sole             none
FRONTIER COMMUNI  ftr         com    35906A10            $127          13008          $9.73     sole             none
GENERAL ELECTRIC  ge          com    36960410          $3,057         167122         $18.29     sole             none
GRACO INC         ggg         com    38410910          $1,027          26026         $39.45     sole             none
GOVERNMENT PROPE  gov         com    38376A10          $6,536         243963         $26.79     sole             none
GOLDMAN SACHS GP  GS A        com    38143Y66          $3,852         183265         $21.02     sole             none
HJ HEINZ CO       hnz         com    42307410            $532          10760         $49.46     sole             none
IBM               ibm         com    45920010          $2,724          18560        $146.76     sole             none
INTEL CORP        INTC        com    45814010            $210          10000         $21.03     sole             none
JOHNSON&JOHNSON   jnj         com    47816010         $11,295         182623         $61.85     sole             none
JPMORGAN CHASE    jpm         com    46625H10          $1,874          44173         $42.42     sole             none
KRAFT FOODS INC   kft         com    50075N10          $2,951          93640         $31.51     sole             none
KIMBERLY-CLARK    kmb         com    49436810          $2,212          35081         $63.04     sole             none
KINDER MORGAN EN  kmp         com    49455010          $1,206          17169         $70.26     sole             none
COCA-COLA CO/THE  ko          com    19121610            $597           9072         $65.77     sole             none
LABORATORY CP     lh          com    50540R40          $1,828          20786         $87.92     sole             none
LIBERTY-INTER A   linta       com    53071M10          $1,057          67045         $15.77     sole             none
LOCKHEED MARTIN   lmt         com    53983010          $2,990          42766         $69.91     sole             none
LOWE'S COS INC    low         com    54866110          $2,023          80673         $25.08     sole             none
MASCO CORP        mas         com    57459910          $1,070          84540         $12.66     sole             none
MCDONALDS CORP    mcd         com    58013510          $3,662          47702         $76.76     sole             none
3M CO             mmm         com    88579Y10          $1,423          16490         $86.30     sole             none
ALTRIA GROUP INC  mo          com    02209S10          $4,838         196504         $24.62     sole             none
NEXTERA ENERGY    Nee         com    65339F10          $1,180          22702         $51.99     sole             none
OXFORD INDS INC   oxm         com    69149730          $4,509         176046         $25.61     sole             none
PEPSICO INC       pep         com    71344810          $5,386          82437         $65.33     sole             none
PROCTER & GAMBLE  pg          com    74271810            $877          13637         $64.33     sole             none
PROGRESS ENERGY   pgn         com    74326310          $2,671          61440         $43.48     sole             none
PHILIP MORRIS IN  pm          com    71817210          $9,162         156536         $58.53     sole             none
REDWOOD TRUST     rwt         com    75807540          $5,038         337456         $14.93     sole             none
SCANA CORP        scg         com    80589M10          $1,702          41931         $40.60     sole             none
SCRIPPS NET-CL A  sni         com    81106510          $1,641          31701         $51.75     sole             none
STAPLES INC       spls        com    85503010          $1,115          48957         $22.77     sole             none
CONSTELLATION-A   stz         com    21036P10          $1,949          87998         $22.15     sole             none
AT&T INC          t           com    00206R10            $395          13452         $29.38     sole             none
T ROWE PRICE GRP  trow        com    74144T10          $1,640          25412         $64.54     sole             none
TRAVELERS COS IN  trv         com    89417E10          $1,149          20626         $55.71     sole             none
UNITED TECH CORP  UTX         com    91301710            $472           6000         $78.72     sole             none
VERIZON COMMUNIC  vz          com    92343V10          $2,965          82859         $35.78     sole             none
WESTAMERICA BANC  wabc        com    95709010          $5,067          91355         $55.47     sole             none
WINDSTREAM CORP   win         com    97381W10            $807          57869         $13.94     sole             none
EXXON MOBIL CORP  xom         com    30231G10          $6,373          87154         $73.12     sole             none
                                                      150,075